MFS(R) Research Bond Fund

          Supplement to the Current Statement of Additional Information

Effective immediately, the sub-headings entitled "Ownership of Fund Shares" and "Other Accounts", under Appendix C entitled "Portfolio Manager(s)" are hereby restated as follows:

Ownership of Fund Shares. The following table shows the dollar range of equity securities of the Fund beneficially owned by each of the Fund's portfolio managers as of December 29, 2006. The following dollar ranges apply:

N. None
A. $1 - $10,000
B. $10,001  - $50,000
C. $50,001  - $100,000
D. $100,001 - $500,000
E. $500,001 - $1,000,000
F. Over $1,000,000

------------------------------------------------------- -----------------------------------------------------
Name of Portfolio Manager                                    Dollar Range of Equity Securities in Fund
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Michael W. Roberge                                                               D
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Robert D. Persons                                                                N
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Jeffrey S. Wakelin                                                               N
------------------------------------------------------- -----------------------------------------------------

Other Accounts. In addition to the Fund, the Fund's portfolio managers are responsible (either individually or jointly) for the day-to-day management of certain other accounts, the number and total assets of which, as of December 29, 2006 were as follows:

------------------ ------------------------------- ------------------------------ ---------------------------
                       Registered Investment         Other Pooled Investment            Other Accounts
                             Companies                       Vehicles
------------------ ------------------------------- ------------------------------ ---------------------------
------------------ --------------- --------------- ----------- ------------------ ----------- ---------------
Name                   Number      Total Assets*   Number of     Total Assets     Number of    Total Assets
                    of Accounts*                    Accounts                       Accounts
------------------ --------------- --------------- ----------- ------------------ ----------- ---------------
------------------ --------------- --------------- ----------- ------------------ ----------- ---------------
Michael W.               10         $25 billion        1          $86 million         2       $57.1 million
Roberge
------------------ --------------- --------------- ----------- ------------------ ----------- ---------------
------------------ --------------- --------------- ----------- ------------------ ----------- ---------------
Robert D. Persons        13         $9.4 billion       2         $361 million         1        $21 million
------------------ --------------- --------------- ----------- ------------------ ----------- ---------------
------------------ --------------- --------------- ----------- ------------------ ----------- ---------------
Jeffrey S.
Wakelin                  3          $2.4 billion       1          $86 million         1        $21 million
------------------ --------------- --------------- ----------- ------------------ ----------- ---------------

----------------
*  Includes the Fund.

Advisory fees are not based upon performance of any of the accounts identified in the table above.

                The date of this Supplement is February 1, 2007.